Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,904,672)	$ (3,199,606)	$ (4,537,901)	$ (7,321,134)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	3,134,655	880,120	1,388,866	1,730,953
Impairment charges				1,824,923
Depreciation and amortization	31,048	21,792	29,115	13,393
Amortization of discount on convertible debt	357,333
Amortization of issuance costs on convertible debt	240,000
Realized gain on investments	(46,491)
Unrealized depreciation on investments	76,120
Increase (decrease) in
Accounts receivable	(4,900)
Prepaid expenses	(108,910)	(63,407)	(46,724)	(8,886)
Other current assets	3,458		(4,179)	5,692
Increase (decrease) in
Accounts payable	43,148	408,485	843,682	918,562
Accrued liabilities	125,842	21,889	71,631
Credit card payable	4,938	(28,720)	(33,763)	19,706
Total adjustments			2,248,628	4,504,343
Net cash used in operating activities	(5,048,431)	(1,959,447)	(2,289,273)	(2,816,791)
CASH FLOWS FROM INVESTING ACTIVITIES
Construction in progress	(87,850)			(104,991)
Proceeds from sales of investments	3,018,635
Purchase of investments	(4,967,259)
Purchase of property and equipment			(38,155)
Patent filing costs			(76,500)
Net cash used in investing activities	(2,036,474)		(114,655)	(104,991)
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury stock	(74,743)
Proceeds from the exercise of warrants, net	573,896
Proceeds from sale of common stock, net	448,056	2,031,682	2,643,626	1,696,810
Proceeds from issuance of convertible debt	7,530,000
Deferred offering costs	(698,570)	(100,000)	(427,898)
Repayments of note payables	(6,337)	(5,914)	(7,954)	(6,652)
Net cash provided by financing activities	7,772,302	1,925,768	2,207,774	1,690,158
NET INCREASE (DECREASE) IN CASH	687,397	(33,679)	(196,154)	(1,231,624)
CASH, BEGINNING OF PERIOD	129,318	325,472	325,472	1,557,096
CASH, END OF PERIOD	816,715	291,793	129,318	325,472
Cash paid for:
Interest	175,640	1,277	1,635	2,937
Income taxes
SUPPLEMENTAL DISCLOSURE OF NONCASH INFORMATION
Common stock issued as payment of offering costs	6,927,869
Common stock issued as settlement of legal expenses	1,204,737
Conversion of notes payable to common stock	4,125,000
Deferred offering costs recognized as additional paid-in capital	1,741,750
Cashless exercise of stock options	$ 9,269
NONCASH TRANSACTIONS
Issuance of shares for AirBox asset purchase				$ 1,047,863